TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation (“USO”) charges	Rp 1,204	Rp 1,374
Purchases of equipments, materials, and services	703	732
Payables to other telecommunication providers	250	136
Sub-total	2,157	2,242
Third parties
Purchases of equipments, materials and services	11,928	10,563
Payables to other telecommunication providers	2,914	1,070
Sub-total	14,842	11,633
Total	Rp 16,999	Rp 13,875